SCHEDULE I - Condensed Statements of Operations (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Net income (loss) attributable to common shares	$ (298,845)	$ (7,911)	$ (313,923)	$ (24,010)	$ (60,052)	$ (282,588)	$ (146,926)
Parent Company [Member]
Equity in net income (loss) of subsidiary	(298,955)	(7,911)	(314,033)	(24,010)	(60,052)	(282,588)	(146,926)
Interest income	110	0	110	0
Net income (loss) attributable to common shares	$ (298,845)	$ (7,911)	$ (313,923)	$ (24,010)	$ (60,052)	$ (282,588)	$ (146,926)